Restatement	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Restatement

Note 2 - Restatement

The accompanying financial statements include the restatement of the Company’s previously filed balance sheet and the related statements of operations, changes in shareholder’s equity and cash flows for the year ended December 31, 2022.

In connection with the preparation of the Company’s condensed interim financial statements as of and for the fiscal quarter ended June 30, 2023, the Company identified inadvertent errors in the accounting for certain equity transactions, specifically the liquidated damages provisions contained in certain of the Company’s equity offerings.  Upon further evaluation, the Company determined that the liquidated damages should have been accounted for as liabilities and losses for the liquidated damages recorded in the Company’s statements of operations.

The categories of misstatements and their impact on previously reported financial statements for the 2022 annual period are described below:

Liquidated damages: The recognition, measurement and presentation and disclosure related to the liquidated damages provisions contained in the Registration Rights Agreements of certain of the Company’s equity offerings.

In addition to the restatement of the financial statements, certain information in Note 6 to the financial statements has been restated to reflect the corrections of misstatements discussed above as well as to add disclosure language as appropriate.

The financial statement misstatements reflected in previously issued financial statements did not impact cash flows from operations, investing, or financing activities in the Company’s statements of cash flows for any period previously presented.

Comparison of restated financial statements to financial statements as previously reported

The following tables compare the Company’s previously issued Balance Sheet and Statements of Operations as of and for the year ended December 31, 2022 to the corresponding restated financial statements for the respective year.

The restated balance sheet and statements of operations as of and for the year ended December 31, 2022 are as follows:

THUMZUP MEDIA CORPORATION

BALANCE SHEETS

	December 31, 2022	Restatement Adjustment	December 31, 2022
	(As Reported)		(As Restated)
ASSETS
Current assets:
Cash	$1,155,343	$-	$1,155,343
Prepaid expenses	2,903	-	2,903
Total current assets	1,158,246	-	1,158,246

Property and equipment, net	2,553	-	2,553

Total assets	$1,160,799	$-	$1,160,799

LIABILITIES AND STOCKHOLDERS’ EQUITY

Current liabilities:
Accounts payable and accrued expenses	$91,359	$-	$91,359
Liquidated damages and accrued interest	-	282,916	282,916
Total current liabilities	91,359	282,916	374,275

Total liabilities	91,359	282,916	374,275

Commitments and contingencies

Stockholders’ equity:
Preferred stock - 20,000,000 shares authorized:
Preferred stock - Series A, $0.001 par value, $45,000 stated value, 1,000,000 shares authorized; 125,865 shares issued and outstanding	126	-	126

Common stock, $0.001 par value, 250,000,000 shares authorized; 7,108,336 shares issued and outstanding	7,108	-	7,108
Additional paid in capital	3,179,913	-	3,179,913
Subscription receivable	(33,000)	-	(33,000)
Accumulated deficit	(2,084,707)	(282,916)	(2,367,623)
Total stockholders’ equity	1,069,440	(282,916)	786,524

Total liabilities and stockholders’ equity	$1,160,799	$-	$1,160,799

The accompanying notes are an integral part of these financial statements.

THUMZUP MEDIA CORPORATION

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2022	Restatement Adjustment	For the Year Ended December 31, 2022
	(As Reported)		(As Restated)
Revenues	$2,421	$-	$2,421

Operating Expenses:
Cost of revenues	439	-	439
Sales and marketing	224,088	-	224,088
Research and development	567,408	-	567,408
General and administrative	418,940	-	418,940
Depreciation and amortization	2,160	-	2,160
Total Operating Expenses	1,213,035	-	1,213,035

Loss From Operations	(1,210,614)	-	(1,210,614)

Other Income (Expense):
Expense for liquidated damages	-	(268,202)	(268,202)
Interest expense	(11,151)	(14,714)	(25,865)
Total Other Income (Expense)	(11,151)	(282,916)	(294,067)

Net Loss Before Income Taxes	(1,221,765)	(282,916)	(1,504,681)

Provision for Income Taxes (Benefit)	-	-	-

Net Loss	(1,221,765)	(282,916)	(1,504,681)

Net Income (Loss) Available to Common Stockholders	$(1,221,765)	$(282,916)	$(1,504,681)

Net Income (Loss) Per Common Share:
Basic	$(0.20)	$(0.04)	$(0.24)
Diluted	$(0.20)	$(0.04)	$(0.24)

Weighted Average Common Shares Outstanding:
Basic	6,215,753		6,215,753
Diluted	6,215,753		6,215,753